Statutory Reserve (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Statutory Reserve [Abstract]
Net profit after income tax percentage	10.00%
Registered capital percentage	50.00%
Registered capital amount	$ 1,608,689	$ 2,663,330